DEBT TO RELATED PARTIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Interest expense		$ 16	$ 40
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt conversion, amount converted	$ 800
Debt conversion, shares issued	2,000,000
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Note payable to related party, principal amount		$ 1,128		$ 1,192
Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Jan. 31, 2024
Percent of interest in subsidiary securing arrangement				26.00%
Revised maximum borrowing capacity				$ 2,000
Interest rate				2.50%
Majority Shareholder [Member] | Convertible Note Payable [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				7.00%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				3.00%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, option to convert		$ 2,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 3,000
Debt Instrument, Convertible, Conversion Price		$ 0.4